Average Annual Total Returns - A C I Shares - JPMorgan SMID Cap Equity Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	4.16%	8.55%	10.03%	8.34%	9.13%	10.09%	10.20%	10.00%	10.90%	9.13%	7.65%	9.01%	6.67%	7.48%	8.58%	19.99%	13.64%	11.97%